Label	Element	Value
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $3.09 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.40%
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $617.85 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%
Innovator Equity Defined Protection ETF® - 6 Mo Jan/Jul | SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $640.34 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.10%)